SUPPLEMENT DATED FEBRUARY 16, 2010
TO
PROSPECTUSES DATED MAY 1, 2007
FOR SUN LIFE FINANCIAL MASTERS REWARD NY,
AND SUN LIFE FINANCIAL MASTERS SELECT NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

This supplement contains information about the Lord Abbett Series Fund All Value Portfolio.

The name of the Lord Abbett Series Fund All Value Portfolio will be changed to Lord Abbett Series Fund Fundamental Equity Portfolio on or about April 30, 2010.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Reward Select NY 2010